SHARE OF ASSOCIATES AND JOINT VENTURES' PROFIT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Loss before taxation	$ 958	$ 1,589	$ 619
Taxation	(312)	(625)	(250)
Profit after taxation from continuing operations	646	964	369
Share of associates and joint ventures’ profit (loss) (note 30)	249	278	168
Associates
Disclosure of associates [line items]
Impairment reversal of investments in associates	0	0	23
Joint ventures
Disclosure of associates [line items]
Profit on sale of joint ventures	0	19	0
Impairment reversal of investments in joint ventures (note 17)	0	0	6
Joint ventures | Associates
Disclosure of associates [line items]
Revenue	697	677	616
Operating costs and other expenses	(370)	(353)	(452)
Net interest received	7	5	10
Loss before taxation	334	348	174
Taxation	(85)	(70)	(35)
Profit after taxation from continuing operations	$ 249	$ 278	$ 139